Document and Entity Information	Oct. 28, 2026
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity File Number	001-38258
Entity Registrant Name	Merchants Bancorp
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	20-5747400
Entity Address State Or Province	IN
Entity Address, Address Line One	410 Monon Boulevard
Entity Address, City or Town	Carmel
Entity Address, Postal Zip Code	46032
City Area Code	317
Local Phone Number	569-7420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001629019
Amendment Flag	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	MBIN
Security Exchange Name	NASDAQ
Series C Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of Series C Preferred Stock, without par value
Trading Symbol	MBINN
Security Exchange Name	NASDAQ
Series D Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of Series D Preferred Stock, without par value
Trading Symbol	MBINM
Security Exchange Name	NASDAQ
Series E Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of Series E Preferred Stock, without par value
Trading Symbol	MBINL
Security Exchange Name	NASDAQ